Segment Information - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 10, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Selling, general, and administrative expense
Segment Reporting Information [Line Items]
Prior period reclassification adjustment		$ 81	$ 91	$ 88
Subsequent Event [Member] | Senior Secured Term Loan Facility
Segment Reporting Information [Line Items]
Interest and call premiums	$ 43